Intangibles	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about intangible assets [abstract]
Intangibles

NOTE 8. INTANGIBLES

	2024	2023
Cost	$42,922	$59,952
Accumulated amortization	(29,925)	(42,642)
	$12,997	$17,310

Loan commitment fees related to Senior Credit Facility	$—	$843
Software	12,997	16,467
	$12,997	$17,310

Cost

	Loan Commitment Fees	Software	Brand Names	Total
Balance, December 31, 2022	$17,081	$38,030	$—	$55,111
Additions	—	1,789	—	1,789
Acquisition	—	—	3,000	3,000
Foreign exchange	—	52	—	52
Balance, December 31, 2023	17,081	39,871	3,000	59,952
Additions	1,363	51	—	1,414
Reclassification of loan commitment fees	(18,444)	—	—	(18,444)
Balance, December 31, 2024	$—	$39,922	$3,000	$42,922

Accumulated Amortization

	Loan Commitment Fees	Software	Brand Names	Total
Balance, December 31, 2022	$15,673	$19,863	$—	$35,536
Amortization expense	565	3,465	3,000	7,030
Foreign exchange	—	76	—	76
Balance, December 31, 2023	16,238	23,404	3,000	42,642
Amortization expense	612	3,521	—	4,133
Reclassification of loan commitment fees	(16,850)	—	—	(16,850)
Balance, December 31, 2024	$—	$26,925	$3,000	$29,925